Share Capital (Details)				1 Months Ended	12 Months Ended
	Feb. 14, 2025 $ / shares	Dec. 06, 2022 USD ($) shares	Dec. 06, 2022 CAD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2023 $ / shares
Share Capital (Details) [Line Items]
Shares unit					10,615,650	10,615,650	6,535,947	6,535,947
Public offering (in Dollars per share) | $ / shares						$ 3.25
Gross proceeds		$ 51,737,788	$ 69,831,000	$ 70,000,000	$ 25,561,689	$ 34,500,863	$ 23,057,411	$ 30,000,000
Common share		1	1		1	1	1	1
Purchase warrant shares		1	1		0.5	0.5	0.5	0.5
Purchase additional share warrants		1	1		1	1	1	1
Purchase additional share price per warrant (in Dollars per share) | $ / shares			$ 3.75			$ 4.05		$ 6
Paid commissions					$ 1,504,047	$ 2,030,012	$ 1,239,336	$ 1,612,500
Other cash issuance costs		$ 171,365	$ 231,291		$ 391,939	$ 529,000	$ 234,539	$ 305,159
Subscription receipts issued		23,277,000	23,277,000
Subscription receipts per share (in Dollars per share) | $ / shares			$ 3
Shares issued		1,350,000	1,350,000				351,307	351,307
Warrants of fair value		$ 1,415,067	$ 1,909,916				$ 672,343	$ 874,785
Warrant Exercisable		1,066,500	1,066,500
Warrants exercisable of common share		1	1				1	1
Warrants exercisable price per share (in Dollars per share) | $ / shares			$ 3.91					$ 4.59
Shelf prospectus (in Dollars) | $				$ 140,000,000
Offering price per unit (in Dollars per share) | $ / shares								$ 4.59
Common shares of settlement and compensation									193,348
Number of shares reserved insurance percentage					10.00%	10.00%
Options granted for maximum year					5 years	5 years
Aggregate of granted shares					2,670,181	2,670,181	3,107,501	3,107,501
Fair value of granted option						$ 5,616,767	$ 7,665,042
Standard stock option vesting percentage					25.00%	25.00%
Recognized stock option expense (in Dollars) | $					$ 4,538,747		5,744,655
Outstanding warrants					1,000
Exercise price (in Dollars per share) | $ / shares										$ 3
Warrants exercisable share					1	1
Warrant share					0.5	0.5
Warrants exercisable (in Dollars per share) | $ / shares						$ 3.9
Warrant is exercisable term					36 months	36 months
Company has received amount							51,558,624	$ 67,596,720
Interest rate	8.00%
Discount rate					12.00%
Option Pricing Model [Member]
Share Capital (Details) [Line Items]
Warrant Exercisable		283,500	283,500
Warrants exercisable of common share		1	1
Warrants exercisable price per share (in Dollars per share) | $ / shares			$ 3.25
ATM [Member]
Share Capital (Details) [Line Items]
Gross proceeds | $					$ 49,444,256
Common shares sold					15,690,943	15,690,943
Related Parties [Member]
Share Capital (Details) [Line Items]
Principal value of note (in Dollars) | $					$ 60,000,000
Forecast [Member]
Share Capital (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 2.9103
Warrants [member]
Share Capital (Details) [Line Items]
Gross proceeds | $					$ 16,995,629		$ 2,452,227
Paid commissions		$ 3,018,893	$ 4,074,600
Common shares issued					6,034,478	6,034,478	2,291,642	2,291,642
Warrants exercise reclassified amount (in Dollars) | $							$ 147,772
Stock Options [Member]
Share Capital (Details) [Line Items]
Gross proceeds | $					$ 557,465		$ 1,177,093
Common shares issued					575,676	575,676	1,016,436	1,016,436
Warrants exercise reclassified amount (in Dollars) | $					$ 1,041,239
Stock options exercise reclassified amount (in Dollars) | $							$ 2,728,487